CONTENTS
--------------------------------------------------------------------------------
2   Total Returns and Fund Investment Objective
5   Statement of Net Assets
7   Statement of Operations
8   Statement of Changes in Net Assets
9   Financial Highlights
10  Notes to Financial Statements

 ALPHA SELECT FUNDS
--------------------------------------------------------------------------------
     The Alpha Select Funds offers the Target Select Equity Fund (the "Fund"), a non-diversified mutual fund for individual and institutional investors with three separate classes of shares: Class A, Class C, and Class I. The Class I Shares are the only active class of shares as of March 31, 2002. The minimum initial investment in the Class A and Class C Shares is $1,000 ($500 for retirement plans), and the minimum initial investment in Class I Shares is $2,500. The minimum amount for subsequent investments is $50 for Class A, Class C Shares, and Class I Shares. The Fund reserves the right to waive the minimum initial investment, and may do so for financial intermediaries who purchase shares through a brokerage firm or a mutual fund marketplace.

     CONCENTRATED CAPITAL MANAGEMENT, LP ("CCM"), located in King of Prussia, Pennsylvania, was formed on May 19, 2000, and serves as the Adviser to the Fund.

     Along with CCM, TURNER INVESTMENT PARTNERS, INC. serves as sub-adviser to the Target Select Equity Fund.

     TURNER INVESTMENT PARTNERS, INC. is based in Berwyn, Pennsylvania. The firm, founded in 1990, invests in equity, fixed-income, and balanced portfolios on behalf of individuals and institutions. As of March 31, 2002, Turner had about $9 billion in client assets under management.

     Robert E. Turner, Founder, Chairman, and Chief Investment Officer of Turner Investment Partners, Inc. serves as portfolio manager of the portion of the Fund's assets managed by Turner.

SHAREHOLDER SERVICES
--------------------------------------------------------------------------------
     The Alpha Select Funds shareholders receive annual and semiannual reports and quarterly account statements. Shareholders who have questions about their accounts may call a toll-free telephone number, 1-866-BI-ALPHA. Or they may write to Alpha Select Funds, P.O. Box 219520, Kansas City, Missouri 64105-9520.

TARGET SELECT EQUITY FUND                                            (Unaudited)

                                                                                              Annualized
TOTAL RETURNS*                                         Six-Month           One-Year           Inception
Six-month Period Ending March 31, 2002                   Return             Return             to Date**
----------------------------------------------------------------------------------------------------------
TARGET SELECT EQUITY FUND                                10.20%              (8.24)%             10.31%
Russell 3000 Index                                       12.84                1.77                5.22
S&P 500 Index                                            10.99                0.24                5.40
Lipper Multi-Cap Growth Funds Classification             14.14               (7.27)               4.66

 *Past performance cannot guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

**The inception date for the Target Select Equity Fund is December 31, 1997.

FUND INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
     The Target Select Equity Fund seeks long-term capital appreciation. It invests primarily (at least 80% of the value of its total assets under normal market conditions) in U.S. and foreign common stocks and other equity securities of companies without regard to their market capitalization. The Fund may invest in securities of companies operating in a broad range of industries located in the U.S. and overseas.
     The Fund employs a multi-manager approach to take advantage of the best investment ideas of a number of sub-advisers, each with its own investment approach. Under a multi-manager approach, each sub-adviser manages a portion of the Fund's assets, under the general supervision of the Fund's investment adviser (such sub-advisers and investment adviser together, the "Advisers"). Here, each sub-adviser selects a relatively small number of securities, as few as 10, for its portion of the Fund's assets. Such a focused security-selection process permits each sub-adviser to act on only the investment ideas that it thinks have the greatest return potential.
     The Fund's investment adviser, Concentrated Capital Management, LP ("CCM") ensures that the sub-advisers comply with the Fund's investment policies and guidelines. CCM will also recommend the appointment of additional or replacement sub-advisers to the Board of Trustees (the "Board").

TARGET SELECT EQUITY FUND                                            (Unaudited)

During the six month period ended March 31, 2002, the Target Select Equity Fund delivered a total return of 10.20%. This compares with a total return of 12.84% for the Fund's benchmark, the Russell 3000 Index.

FUND STRUCTURE & MANAGEMENT
     During the fourth quarter, Concentrated Capital Management, L.P. received notification that Mercury Advisors resigned as sub-adviser to the Alpha Select Fund. In addition, Evergreen gave notice of its decision to resign as sub-adviser to the Fund in the same period. As a result, Turner Investment Partners' portion of the fund is currently 100% and new cash flows are being allocated to Turner. Turner manages the assets allocated to it using an all capitalization, earnings momentum growth strategy. The portfolio is concentrated in nature. Concentrated Capital Management remains committed to the use of a multi manager approach and is currently seeking new sub-advisers to replace Mercury and Evergreen.

MARKET REVIEW
     A strong fourth quarter rally resulted in double-digit gains for most of the major US indexes. The market enjoyed a strong rebound off the technical lows experienced in the immediate aftermath of the September 11 disaster. The first quarter saw the stock market continuing to shake off the effects of the bear market, generating a second consecutive quarterly gain for the S&P 500 Index, albeit by the slimmest of margins.

     During much of the period ending March 31, 2002, however, the stock market displayed significant volatility, a sign of the ongoing concerns about the stability of corporate earnings. While the economy as a whole showed increasing strength during the first quarter, the market suffered the fallout of the Enron scandal. In particular, investors aggressively moved away from companies that had grown through acquisition, putting them at risk for accounting related concerns. Continued investor uncertainty concerning corporate profits and accounting improprieties had a negative impact on traditional growth sectors. Hardest hit were technology companies and other companies that had relied to merger and acquisition activity to generate growth and earnings success.

     The Fund underperformed its benchmark, the Russell 3000 Index, in the six-month period ended March 31, 2002. This was primarily due to the fact that the Fund was weighted heavily toward growth stocks and held significant investments in the technology sector, it underperformed its benchmark, the Russell 3000 Index.

TARGET SELECT EQUITY FUND                                            (Unaudited)

Growth of a $10,000 Investment in the Target Select Equity Fund:
December 31, 1997-March 31, 2002*

[Chart]


               Initial Investment Date    12/31/97     Sep 98       Sep 99       Sep 00        Sep 01        Mar 02
---------------------------------------------------------------------------------------------------------------------

Alpha Select Target Select Equity Fund    $10,000     $10,350      $18,634      $32,507       $13,770        $15,175
               S&P 500 Composite Index    $10,000     $10,603      $13,550      $15,350       $11,263        $12,501
                    Russell 3000 Index    $10,000     $10,222      $12,912      $15,261       $11,002        $12,414


   ---------------------------------------
          Annualized total returns
   ---------------------------------------
      Past          Past          Since
    One Year     Three Years    Inception
     (8.24)%       1.30%         10.31%
   ---------------------------------------

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The inception date of the Target Select Equity Fund is December 31, 1997. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

STATEMENT OF NET ASSETS                                       ALPHA SELECT FUNDS
March 31, 2002                                                       (Unaudited)

                                                                       Market
TARGET SELECT                                                           Value
EQUITY FUND                                            Shares           (000)
--------------------------------------------------------------------------------
Common Stocks--95.4%
Building Material & Supplies Dealers--5.3%
  Home Depot                                              760         $    37
                                                                       ------
Computer & Peripheral Equipment
  Manufacturing--15.8%
  Cisco Systems*                                        1,810              31
  International Game Technology*                          490              30
  Network Appliance*                                    1,430              29
  Veritas Software*                                       480              21
                                                                       ------
                                                                          111
                                                                       ------
Electric Power Generation,
  Transmission &
  Distribution--3.7%
  Calpine*                                              2,080              26
                                                                       ------
Industrial Machinery
  Manufacturing--5.6%
  Applied Materials*                                      710              39
                                                                       ------
Information Services--3.7%
  Yahoo*                                                1,470              27
                                                                       ------
Management, Scientific & Technical
  Consulting Services--5.6%
  Accenture Ltd, Cl A*                                  1,480              39
                                                                       ------
Motion Picture & Video Industries--2.8%
  Clear Channel Communications*                           380              20
                                                                       ------
Navigational/Measuring/Medical/
  Control Instruments
  Manufacturing--8.8%
  Kla-Tencor*                                             470              31
  Teradyne*                                               790              31
                                                                       ------
                                                                           62
                                                                       ------

                                                                       Market
                                                                        Value
                                                             Shares     (000)
--------------------------------------------------------------------------------
Pharmaceutical & Medicine
  Manufacturing--17.7%
  Abbott Laboratories                                     710        $     37
  Genentech*                                              540              27
  Gilead Sciences*                                        460              17
  Medimmune*                                              650              26
  Idec Pharmaceuticals*                                   270              17
                                                                       ------
                                                                          124
                                                                       ------
Security & Commodity
  Contracts Intermediation &
  Brokerage--4.3%
  Charles Schwab                                        2,280              30
                                                                       ------
Semiconductor & Other
  Electronic Component
  Manufacturing--22.1%
  GlobespanVirata*                                        685              10
  Marvell Technology Group Ltd*                           440              19
  National Semiconductor*                                 790              27
  Nvidia*                                                 650              29
  PMC - Sierra*                                           800              13
  Taiwan Semiconductor
    Manufacturing Ltd ADR*                              1,684              35
  Xilinx*                                                 550              22
                                                                       ------
                                                                          155
                                                                       ------
Total Common Stocks
  (Cost $674)                                                             670
                                                                       ------
Warrants--0.0%
  Dime Bancorp                                            300              --
                                                                       ------
Total Warrants
  (Cost $0)                                               300              --
                                                                       ------

STATEMENT OF NET ASSETS                                       ALPHA SELECT FUNDS
March 31, 2002                                                       (Unaudited)

                                                         Face          Market
TARGET SELECT                                          Amount           Value
EQUITY FUND (Concluded)                                 (000)           (000)
--------------------------------------------------------------------------------
Repurchase Agreements--1.3%
  Morgan Stanley, 1.550%, dated
    03/28/02, matures 04/01/02,
    Repurchase price $8,732
    (Collatteralized by U.S. Treasury
    Note, par value $8,849:
    market value $8,949)                                   $9          $    9
                                                                       ------
Total Repurchase Agreements
  (Cost $9)                                                                 9
                                                                       ------
Total Investments--96.7%
  (Cost $683)                                                             679
                                                                       ------
Other Assets and Liabilities, Net--3.3%                                    23
                                                                       ------
Net Assets:
  Portfolio Capital (unlimited
    authorization -- no par value)
    based on 100,023 outstanding
    shares of beneficial interest                                      $2,522
  Accumulated Net Investment Loss                                         (4)
  Accumulated Net Realized Loss
    on Investments                                                    (1,812)
  Net Unrealized Depreciation
    on Investments                                                        (4)
                                                                       ------
Total Net Assets--100.0%                                               $  702
                                                                       ======
Net Asset Value, Offering and
  Redemption Price Per Share                                            $7.02
                                                                       ======
* Non-income producing security
  ADR -- American Depository Receipt
  Cl -- Class
  Ltd -- Limited

    The accompanying notes are an integral part of the financial statements.
                                        6

STATEMENT OF OPERATIONS (000)                                 ALPHA SELECT FUNDS
For the Period Ended March 31, 2002 (Unaudited)

                                                                               Target Select
                                                                                Equity Fund
-----------------------------------------------------------------------------------------------

Investment Income:
   Dividend ..............................................................      $      1
   Interest..............................................................             --
-----------------------------------------------------------------------------------------------
     Total Investment Income..............................................             1
-----------------------------------------------------------------------------------------------
Expenses:
   Professional Fees......................................................            19
   Transfer Agent Fees....................................................            17
   Printing Fees..........................................................            10
   Registration Fees......................................................            10
   Trustee Fees...........................................................            10
   Custodian Fees.........................................................             8
   Investment Advisory Fees...............................................             5
   Administrator Fees.....................................................             1
   Insurance and Other Fees...............................................             1
   Amortization of Deferred Organizational Costs                                      --
-----------------------------------------------------------------------------------------------
     Total Expenses.......................................................             81
   Less: Investment Advisory Fee Waiver...................................            (5)
         Reimbursements by Adviser........................................           (68)
         Directed Brokerage...............................................            (3)
-----------------------------------------------------------------------------------------------
     Net Expenses.........................................................             5
-----------------------------------------------------------------------------------------------
         Net Investment Loss..............................................            (4)
-----------------------------------------------------------------------------------------------
   Net Realized Loss From Securities Sold.................................           (93)
   Net Unrealized Appreciation of Investment Securities......................        296
-----------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain on Investments........................           203
-----------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting From Operations...................      $    199
-----------------------------------------------------------------------------------------------
 Amounts designated as "--" are either $0 or have been rounded to $0.




    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                      ALPHA SELECT FUNDS
For the Period Ended March 31, 2002 (Unaudited) and the Year Ended September 30, 2001

                                                                                        Target Select
                                                                                         Equity Fund
                                                                                    -----------------------
                                                                                     2002            2001
-----------------------------------------------------------------------------------------------------------

Investment Activities:
   Net Investment Loss.................................................          $      (4)      $      (7)
   Net Realized Loss From Securities Sold..............................                (93)         (1,713)
   Net Unrealized Appreciation (Depreciation) of
      Investment Securities Sold                                                       296            (781)
-----------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Net Assets Resulting
         From Operations                                                               199          (2,501)
-----------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Realized Capital Gains                                                               --          (1,017)
-----------------------------------------------------------------------------------------------------------
     Total Distributions...............................................                 --          (1,017)
-----------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds From Shares Issued.........................................                 88             828
   Proceeds From Shares Issued in Lieu of Cash Distributions...........                 --             931
   Cost of Shares Redeemed                                                          (1,344)           (988)
-----------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets From
         Capital Share Transactions                                                 (1,256)            771
-----------------------------------------------------------------------------------------------------------
      Total Decrease in Net Assets.....................................             (1,057)         (2,747)
-----------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period                                                               1,759           4,506
-----------------------------------------------------------------------------------------------------------
   End of Period ......................................................           $    702         $ 1,759
===========================================================================================================
Shares Issued and Redeemed:
   Issued..............................................................                 13              90
   Issued in Lieu of Cash Distributions ...............................                 --              82
   Redeemed............................................................               (189)           (102)
-----------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Capital Shares                                          (176)             70
-----------------------------------------------------------------------------------------------------------
 Amounts designated as "--" are either $0 or have been rounded to $0.




    The accompanying notes are an integral part of the financial statements.

Financial Highlights                                          Alpha Select Funds
For a Share Outstanding Throughout each Period

               Net                                                                       Net                       Net
              Asset                    Realized and    Distributions   Distributions    Asset                     Assets
              Value          Net        Unrealized       from Net          from         Value                      End
            Beginning    Investment     Gain (Loss)     Investment        Capital        End         Total      of Period
            of Period       Loss      on Investments      Income           Gains      of Period     Return+       (000)
           ----------    ----------   --------------   -------------   -------------  ---------     -------    ----------
TARGET SELECT EQUITY FUND
2002*          $ 6.37     $(0.03)       $  0.68           $  --           $  --         $ 7.02       10.20%      $  702
2001(1)         21.84      (0.02)        (10.32)             --           (5.13)          6.37      (57.64)       1,759
2000            17.17      (0.06)         10.74              --           (6.01)         21.84       74.45        4,506
1999            10.34      (0.07)          7.80              --           (0.90)         17.17       80.04        1,839
1998(2)         10.00         --           0.35           (0.01)            --           10.34        3.50          966



                                                                                       Ratio of Net
                                                                                        Investment
                                   Ratio of Net        Ratio of                            Income
                                    Expenses          Expenses        Ratio of Net       (Loss) to
                                   to Average        to Average        Investment         Average
                Ratio of Net       Net Assets        Net Assets          Income         Net Assets
                  Expenses        (Inclusive of      (Excluding          (Loss)         (Excluding         Portfolio
                 to Average        Waivers and       Waivers and       to Average       Waivers and        Turnover
                Net Assets++     Reimbursements)   Reimbursements)     Net Assets     Reimbursements)        Rate
                ------------     ---------------   --------------     -----------     ---------------      ----------
TARGET SELECT EQUITY FUND
2002*             1.11%               1.65%            16.70%           (1.34)%         (16.39)%              500.13%
2001(1)           1.23(3)             1.90              7.22            (0.26)           (6.34)               681.78
2000              1.30                1.77              6.06            (0.55)           (5.31)             1,081.55
1999              1.30                1.30             10.19            (0.56)           (9.45)             1,279.40
1998(2)           1.30                1.30             18.76             0.02            (17.44)              803.02



* For the six-month period ended March 31, 2002 (unaudited). All ratios for the period have been annualized. Per share amounts are based on average outstanding shares.
+   Returns are for the period indicated and have not been annualized.
++  Inclusive of directed brokerage arrangements, waivers, and reimbursements.
(1) On October 19, 2000 shareholders of the TIP Target Select Equity Fund (the "Fund") approved a tax-free reorganization under which all assets and liabilities of the Fund were transferred to the Alpha Select Funds Target Select Equity Fund. In connection with the reorganization, shareholders approved a change in the adviser from Turner Investment Partners, Inc. to Concentrated Capital Management, LP.
(2) Commenced operations on December 31, 1997. All ratios for the period have been annualized.
(3) On November 1, 2000 the maximum expense cap changed from 1.30% to 1.22%. See note 5 in the Notes to Financial Statements.

 Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                 ALPHA SELECT FUNDS
March 31, 2002    (Unaudited)


1.  ORGANIZATION:
ALPHA SELECT FUNDS (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with one portfolio, the Target Select Equity Fund (the "Fund"). The Fund is registered to offer three separate classes of shares: Class A Shares, Class C Shares and Class I Shares. The Class I Shares are the only active class of shares as of March 31, 2002. The Fund is non-diversified, and may therefore be invested in equity securities of a limited number of issuers. The Fund's prospectus provides a description of the Fund's investment objectives, policies, and strategies.

On November 1, 2000, the Fund acquired all the assets and liabilities of the TIP Funds' TIP Target Select Equity Fund in a tax-free reorganization.

2.  SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Fund.

SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Securities listed on a foreign exchange are valued based on quotations from the primary market in which they are traded. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term obligations with maturities of sixty days or less are valued at amortized cost which approximates market value. Subject to the foregoing, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day, by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding.

FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on either income earned or repatriated. The Fund accrues such taxes when the related income is earned.

FOREIGN CURRENCY TRANSLATION-- The books and records of the Fund are maintained in U.S. dollars on the following basis: (I) market value of investment securities, other assets

NOTES TO FINANCIAL STATEMENTS (Continued)                     ALPHA SELECT FUNDS
March 31, 2002                                                       (Unaudited)



and liabilities at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective date of such transaction.

For foreign equity securities, the Fund does not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Fund reports certain foreign currency related transactions as components of realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposses.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to Shareholders annually. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually. Distributions from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations. Certain book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

ACCOUNTING STANDARDS ADOPTED -- On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Management of the Fund does not expect any material impact on results of operations or financial condition of the Fund upon adoption of the provisions of the Guide.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

NOTES TO FINANCIAL STATEMENTS (Continued)                    ALPHA SELECT FUNDS
March 31, 2002                                                       (Unaudited)


4.  ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

Effective October 1, 2001, Turner Investment Partners, Inc. ("Turner"), an affiliate of the Investment Adviser, began providing administrative services to the Fund under an Administration Agreement with the Trust. For its services, Turner receives an annual fee of 0.15% of the aggregate average daily net assets of the Trust up to $2 billion, and 0.12% on such assets in excess of $2 billion (subject to applicable waivers). Under a separate Sub-Administration Agreement between Turner and SEI Investments Mutual Funds Services ("SEI"), SEI provides sub-administrative services to the Fund. Prior to October 1, 2001 SEI served as the administrator.

Effective October 1, 2001, Turner Investment Distributors, Inc., a broker dealer subsidiary of Turner Investment Partners, Inc., began providing distribution services to the Fund under a Distribution Agreement. Turner Investment Distributors, Inc. began providing shareholder servicing services to the Fund under a Shareholder Servicing Plan and Agreement effective October 1, 2001.

Prior to October 1, 2001, SEI Investments Distribution Co. served as the distributor ("predecessor Distributor"). The Trust and the predecessor Distributor were parties to a Distribution Agreement dated April 28, 1996 for Class I Shares.

DST Systems, Inc., (the "Transfer Agent"), serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Target Select Equity Fund has directed certain portfolio trades to brokers who paid a portion of its expenses. For the six-month period ended March 31, 2002, the Fund's expenses were reduced by $2,593 under this arrangement.

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and Concentrated Capital Management, LP ("CCM") (the "Adviser") are parties to an Investment Advisory Agreement dated May 23, 2000, under which the Adviser receives an annual fee equal to 1.0625% (1.05% prior to November 1, 2000) of the average daily net assets of the Target Select Equity Fund. The Fund has one Sub-Adviser Turner Investment Partners, Inc. The Sub-Adviser manages a portion of the Fund's assets, which allocation is determined by the Trustees upon the recommendation of the Adviser. For its services, the Sub-Adviser is entitled to receive a fee payable by CCM. Mercury Advisors and Evergreen Investment Management Company, LLP resigned as Sub-Advisers to the Target Select Equity Fund on October 31, 2001 and December 31, 2001 respectively. The assets managed by Mercury Advisors and Evergreen were allocated by the Adviser to Turner Investment Partners, Inc., the remaining Sub-Adviser to the Fund. The Adviser, consistent with the Investment Advisers' Act of 1940, is looking to appoint new sub-advisers to manage the assets that had been managed by Mercury Advisors and Evergreen. The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses of the Target Select Equity Fund in order to limit its total operating expenses (as a percentage of average daily net assets on an annualized basis) to not more than 1.22% through October 31, 2001. Effective November 1, 2001, the Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to keep the Fund's "other expenses" (as a percentage of average daily net assets on an annualized basis) from exceeding 0.1575%.

NOTES TO FINANCIAL STATEMENTS (Concluded)                     ALPHA SELECT FUNDS
March 31, 2002                                                       (Unaudited)


The Advisory fee for the Fund is subject to a performance adjustment based on the Fund's performance relative to the performance of its benchmark. If the Fund outperforms its benchmark by 3% or more, CCM will receive higher advisory fees. If the Fund underperforms its benchmark by 3% or more, CCM will receive lower advisory fees. Accordingly, the overall fee may vary by 0.15% either way. This performance-based fee took effect on November 1, 2001. During the period ended March 31, 2002, the Fund's Advisory Fees were adjusted in accordance with the performance based fee described above:

          Base                   Performance                Net
      Adviser Fee                 Adjustment             Adviser Fee
      --------------           --------------           --------------
          $5,142                     $(521)                 $4,621

6.  INVESTMENT TRANSACTIONS:
The total cost of security purchases and the proceeds from security sales, other than short-term investments, for the six-month period ended March 31, 2002, are as follows (000):
                                                  Target Select
                                                   Equity Fund
                                                  ---------------
Purchases..........................                   $4,526
Sales..............................                    5,670

At March 31, 2002, the total cost of securities and net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at March 31, 2002, is as follows (000):
                                                  Target Select
                                                   Equity Fund
                                                  ---------------
Aggregate gross unrealized appreciation ......       $  23
Aggregate gross unrealized depreciation ......         (26)
                                                     ------
Net unrealized depreciation ..................       $  (3)
                                                     ======
7.  FORWARD FOREIGN CURRENCY CONTRACTS:

The Fund can enter into forward foreign currency exchange contracts as a hedge against portfolio positions and in connection with portfolio purchases and sales of securities denominated in foreign currency. Such contracts, which protect the value of the Fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

There were no forward foreign currency contracts outstanding at March 31, 2002.

8.  CONCENTRATION OF RISK:

The Fund may invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The Fund did not hold securities of foreign issuers at March 31, 2002.

                                      Notes

                                  [Blank Page]

TRUST
Alpha Select Funds
P.O. Box 219520
Kansas City, MO 64105-9520

INVESTMENT ADVISER
Concentrated Capital Management, LP

SUB-ADVISER
Turner Investment Partners, Inc.

DISTRIBUTOR
Turner Investment Distributors, Inc.

ADMINISTRATOR
Turner Investment Partners, Inc.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT AUDITORS
Ernst & Young LLP

To open an account, receive account information, make inquiries, or request literature:
1-888-BI-ALPHA


THIS REPORT WAS PREPARED FOR SHAREHOLDERS OF THE ALPHA SELECT TARGET SELECT EQUITY FUND. IT MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION.


ALP-SA-001-0100


Semiannual
Report
March 31, 2002
(Unaudited)



[LOGO]


--------------------------------------------------------------------------------
                            Target Select Equity Fund
--------------------------------------------------------------------------------